UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2007

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Goldman Capital Management Inc.
Address: 320 Park Ave.
               New York NY 10022

Form 13F File Number:  28-10731

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Neal I Goldman
Title: President
Telephone: 212-415-7260

Signature, Place and Date of Signing:

Neal I Goldman, New York NY, April 13, 2007
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[     ] 13F Notice
[     ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manger:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Form 13F Information Table Entry Total: 49
Form 13F Information Table Value Total: 242,534

Goldman Capital Management Inc.
Form 13F 3/07


			                               Value	Shares/	Sh/	Put/	Invstmt	Other	Voting Authority--------------------
Name of Issuer	              Title of	CUSIP	      (x$1000)	Prn Amt	Prn	Call	Dscretn	ManagersSole	Shared	None
 	                      Class

Abaxis Inc	                COM	002567105	11844	486000	SH		Sole	N/A	486000
Advanced Photonix Inc-Cl A	COM	00754E107	551	278400	SH		Sole	N/A	278400
American Medical Alert Corp	COM	027904101	2539	423900	SH		Sole	N/A	423900
American Safety Insurance Hold	COM	G02995101	12027	631000	SH		Sole	N/A	631000
Ap Pharma Inc	                COM	00202J104	635	618000	SH		Sole	N/A	618000
Cadiz Inc New	                COM	12753207	4719	185500	SH		Sole	N/A	185500
Celadon Group Inc	        COM	150838100	3666	219500	SH		Sole	N/A	219500
Columbia Laboratories Inc	COM	197779101	2699	2013815	SH		Sole	N/A	2013815
Compton Petroleum Corp	        COM	204940100	1289	128000	SH		Sole	N/A	128000
Digital Angel Corp	        COM	253830103	692	347500	SH		Sole	N/A	347500
Dot Hill Sys Corp	        COM	25848T109	9394	2573550	SH		Sole	N/A	2573550
Endocare Inc	                COM	29264P104	218	98000	SH		Sole	N/A	98000
Ep Medsystems Inc	        COM	26881P103	1767	998300	SH		Sole	N/A	998300
Familymeds Group Inc	        COM	30706T100	257	100000	SH		Sole	N/A	100000
Fuel-Tech Nv	                COM	359523107	2366	96000	SH		Sole	N/A	96000
Gametech International Inc	COM	36466D102	5439	445088	SH		Sole	N/A	445088
Gp Strategies Corp	        COM	36225V104	6789	746000	SH		Sole	N/A	746000
Hypercom Corp	                COM	44913M105	3864	648400	SH		Sole	N/A	648400
Imergent Inc	                COM	45247Q100	34055	1750000	SH		Sole	N/A	1750000
Industrial Distribution Group	COM	456061100	11229	899000	SH		Sole	N/A	899000
Infocrossing Inc	        COM	45664X109	5025	337962	SH		Sole	N/A	337962
Infosearch Media Inc	        COM	45677V108	399	2100000	SH		Sole	N/A	2100000
Landec Corp	                COM	514766104	284	20000	SH		Sole	N/A	20000
Lifecell Corp	                COM	531927101	662	26500	SH		Sole	N/A	26500
Lifetime Brands Inc	        COM	53222Q103	12003	574600	SH		Sole	N/A	574600
Liquidmetal Technologies Inc	COM	53634X100	292	301000	SH		Sole	N/A	301000
Mdc Partners Inc New Cl A Subo	COM	552697104	16216	2097800	SH		Sole	N/A	2097800
Medical Nutrition USA Inc	COM	58461X107	2335	543000	SH		Sole	N/A	543000
Mosys Inc	                COM	619718109	16255	1935152	SH		Sole	N/A	1935152
Napco Security Systems Inc	COM	630402105	978	184500	SH		Sole	N/A	184500
National Patent Development Co	COM	637132101	4479	1617000	SH		Sole	N/A	1617000
Nestor Inc New	                COM	641074505	862	1220400	SH		Sole	N/A	1220400
Oasys Mobile Inc	        COM	67421G104	50	150000	SH		Sole	N/A	150000
Penn Treaty American Corp New	COM	707874400	6323	1045200	SH		Sole	N/A	1045200
Photomedex Inc	                COM	719358103	7544	5547000	SH		Sole	N/A	5547000
Premd Inc	                COM	74047Y105	952	780000	SH		Sole	N/A	780000
Progressive Gaming Internation	COM	74332S102	1779	395298	SH		Sole	N/A	395298
Rewards Network Inc	        COM	761557107	1005	189700	SH		Sole	N/A	189700
Scolr Pharma Inc	        COM	78402X107	3548	1470000	SH		Sole	N/A	1470000
Smart Online Inc	        COM	83171V100	258	92000	SH		Sole	N/A	92000
Source Interlink Companies Inc	COM	836151209	4458	664500	SH		Sole	N/A	664500
Star Scientific Inc Com	        COM	85517P101	1947	1692900	SH		Sole	N/A	1692900
Thomas Group Inc	        COM	884402108	3459	290151	SH		Sole	N/A	290151
Trinity Biotech Plc New ADR	COM	896438306	7019	773000	SH		Sole	N/A	773000
Universal Electronics Inc	COM	913483103	18232	654425	SH		Sole	N/A	654425
Ultimate Software Group Inc	COM	90385D107	1833	70000	SH		Sole	N/A	70000
Velocity Express Corp	        COM	92257T608	220	200000	SH		Sole	N/A	200000
Web.Com Inc	                COM	94732Q100	1139	150000	SH		Sole	N/A	150000
World Fuel Services Corp	COM	981475106	6939	150000	SH		Sole	N/A	150000






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